DIVIDENDS	12 Months Ended
Sep. 30, 2023
Dividends
DIVIDENDS

NOTE 14 – DIVIDENDS

For the year ended September 30, 2022 and 2023, Globavend (HK) Limited, a subsidiary of the Company, approved and declared dividends of $1,597,909 and $1,474,359, respectively. As such, cash dividends of $1,244,502 and $1,474,359 have been settled as of September 30, 2022 and 2023, respectively. For the year ended September 30, 2022, the remaining amount of $226,484 was offset with the amount due from a director and $126,923 was offset with the contribution from a shareholder.